Stock Compensation Plans - Summary of Stock Option Activity (Detail) (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Options
Outstanding, Beginning balance (in shares)	6,083,482	4,841,274
Granted (in shares)	2,815,900	1,405,054
Exercised (in shares)	(830)	(2,889)
Forfeited or expired (in shares)	(1,444,286)	(159,957)
Outstanding, Ending balance (in shares	7,454,266	6,083,482
Options vested and expected to vest, Ending balance (in shares)	6,744,346	5,980,525
Options exercisable, Ending balance (in shares)	4,473,207	3,562,490
Weighted- Average Exercise Price
Outstanding, Beginning balance (usd per share)	$ 6.76	$ 7.78
Granted (usd per share)	6.05	3.28
Exercised (usd per share)	5.35	1.84
Forfeited or expired (usd per share)	5.33	7.38
Outstanding, Ending balance (usd per share)	6.77	6.76
Options vested and expected to vest, Weighted-Average Exercise Price, Ending balance (usd per share)	6.87	6.79
Options exercisable, Weighted-Average Exercise Price, Ending balance (usd per share)	$ 7.34	$ 7.94
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Outstanding, Weighted-Average Remaining Contractual Term, Ending balance	6 years 6 months	7 years
Options vested and expected to vest , Weighted-Average Remaining Contractual Term, Ending balance	6 years 2 months 12 days	6 years 10 months 24 days
Options exercisable, Weighted-Average Remaining Contractual Term, Ending balance	4 years 8 months 12 days	5 years 8 months 12 days
Outstanding, Aggregate Intrinsic Value, Ending balance		$ 6,709,000
Options vested and expected to vest , Aggregate Intrinsic Value, Ending balance		6,530,000
Options exercisable, Aggregate Intrinsic Value, Ending balance		$ 2,491,000